                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2010

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            8/16/2010
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          43

Form 13F Information Table Value Total:   1,843,745
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

        COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4    COLUMN 5     COLUMN 6   COLUMN 7            COLUMN 8
------------------------  ---------------  ---------  --------  ------------  ----------  --------  ----------------------------
                                                                  SHARES OR                               VOTING AUTHORITY
                              TITLE OF                  VALUE     PRINCIPAL   INVESTMENT    OTHER   ----------------------------
     NAME OF ISSUER            CLASS         CUSIP    (X$1000)     AMOUNT     DISCRETION  MANAGERS     SOLE    SHARED     NONE
------------------------  ---------------  ---------  --------  ------------  ----------  --------  ---------  ------  ---------
AMBAC FINL GROUP INC      COM              023139108      691   1,031,700 SH  SOLE                  1,031,700
AMERICAN COMMERCIAL
   LINES                  COM PAR $0.01    025195405    3,653     162,300 SH  SOLE                    162,300
ABERCROMBIE & FITCH CO    CL A             002896207      767      25,000 SH  SOLE                     25,000
ARBITRON INC              COM              03875Q108    8,932     348,500 SH  SOLE                    348,500
CIT GROUP INC             COM NEW          125581801   30,274     894,100 SH  SOLE                    894,100
SEACOR HOLDINGS INC       COM              811904101  106,556   1,508,013 SH  SOLE                  1,508,013
COMCAST CORP NEW          CL A             20030N101   32,807   1,888,700 SH  SOLE                  1,888,700
COMCAST CORP NEW          CL A SPL         20030N200   45,181   2,749,900 SH  SOLE                                     2,749,900
CYPRESS SEMICONDUCTOR
   CORP                   COM              232806109   24,969   2,487,000 SH  SOLE                  2,487,000
EXTERRAN HLDGS INC        COM              30225X103   41,087   1,591,910 SH  SOLE                  1,591,910
FBR CAPITAL MARKETS CORP  COM              30247C301    6,225   1,869,390 SH  SOLE                  1,869,390
FISERV INC                COM              337738108   78,681   1,723,200 SH  SOLE                  1,723,200
FLOWSERVE CORP            COM              34354P105   23,150     273,000 SH  SOLE                    273,000
FEDERAL NATL MTG ASSN     COM              313586109      694   2,025,304 SH  SOLE                  2,025,304
SPDR GOLD TRUST           GOLD SHS         78463V107  103,550     851,000 SH  SOLE                    851,000
GREAT PLAINS ENERGY INC   COM              391164100    4,085     240,000 SH  SOLE                    240,000
GREAT PLAINS ENERGY INC   UNIT 06/15/2042  391164803      777      13,000 SH  SOLE                     13,000
HOLOGIC INC               COM              436440101    4,371     313,800 SH  SOLE                    313,800
INTEROIL CORP             COM              460951106   68,578   1,544,200 SH  SOLE                  1,544,200
KRAFT FOODS INC           CL A             50075N104   14,757     527,049 SH  SOLE                    527,049
COCA COLA CO              COM              191216100   84,076   1,677,500 SH  SOLE                  1,677,500
LIBERTY MEDIA CORP NEW    CAP COM SER A    53071M302   92,177   2,199,400 SH  SOLE                  2,199,400
LIZ CLAIBORNE INC         COM              539320101   11,753   2,785,000 SH  SOLE                  2,785,000
MBIA INC                  COM              55262C100    1,635     291,400 SH  SOLE                    291,400
MAIDEN HOLDINGS LTD       SHS              G5753U112   33,047   5,030,000 SH  SOLE                  5,030,000
ANNALY CAP MGMT INC       COM              035710409    5,145     300,000 SH  SOLE                    300,000
ONLINE RES CORP           COM              68273G101    5,219   1,257,500 SH  SOLE                  1,257,500
PHI INC                   COM VTG          69336T106    3,755     249,532 SH  SOLE                    249,532
PHILIP MORRIS INTL INC    COM              718172109  120,596   2,630,800 SH  SOLE                  2,630,800
PLAINS EXPL& PRODTN CO    COM              726505100    5,159     250,328 SH  SOLE                    250,328
ECHOSTAR CORP             CL A             278768106   25,724   1,348,200 SH  SOLE                  1,348,200
STARBUCKS CORP            COM              855244109   51,854   2,133,900 SH  SOLE                  2,133,900
SUNPOWER CORP             COM CL A         867652109    3,269     270,200 SH  SOLE                    270,200
SUNPOWER CORP             COM CL B         867652307    1,080     100,000 SH  SOLE                    100,000
SCORPIO TANKERS INC       SHS              Y7542C106    9,681     845,500 SH  SOLE                    845,500
SOUTHERN UN CO NEW        COM              844030106  145,063   6,636,000 SH  SOLE                  6,636,000
TEKELEC                   COM              879101103   88,482   6,682,944 SH  SOLE                  6,682,944
VISA INC                  COM CL A         92826C839   93,390   1,320,000 SH  SOLE                  1,320,000
WEBMD HEALTH CORP         COM              94770V102  199,793   4,303,106 SH  SOLE                  4,303,106
WELLS FARGO & CO NEW      COM              949746101   10,096     394,356 SH  SOLE                    394,356
WEATHERFORD
   INTERNATIONAL LT       REG              H27013103   81,468   6,200,000 SH  SOLE                  6,200,000
WILLIAMS COS INC DEL      COM              969457100   74,273   4,063,100 SH  SOLE                  4,063,100
YAHOO INC                 COM              984332106   97,225   7,030,000 SH  SOLE                  7,030,000

VALUE TOTAL  ENTRY TOTAL
-----------  -----------
1,843,745        43